INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
Schedule Of Inventories
	December 31,
	2015	2014
	US Dollars in thousands

Raw materials	1,928	1,954
Work-in-process	1,844	1,686
Finished products	678	1,030

	4,450	4,670